N-2 - USD ($)				3 Months Ended
		Apr. 14, 2025	Mar. 31, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022
Cover [Abstract]
Entity Central Index Key		0001219360
Amendment Flag		false
Document Type		424B5
Entity Registrant Name		PIMCO High Income Fund
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Shareholder Transaction Expenses

Sales Load (as a percentage of offering price)	1.00% (1)
Offering Expenses Borne by Common Shareholders (as a percentage of offering price)	0.11%
Dividend Reinvestment Plan Fees	None (2)
1
Represents the maximum commission with respect to the Common Shares being sold in this offering that the Fund may pay to JonesTrading in connection with sales of Common
Shares effected by JonesTrading in this offering. This is the only sales load to be paid in connection with this offering. There is no guarantee that there will be any sales of Common
Shares pursuant to this Prospectus Supplement and the accompanying Prospectus. Actual sales of Common Shares under this Prospectus Supplement and the accompanying
Prospectus, if any, may be less than as set forth in this table. In addition, the price per share of any such sale may be greater or less than the price set forth in this table, depending on the market price of the Common Shares at the time of any such sale.
2
You will pay brokerage charges if you direct your broker or the plan agent to sell your Common Shares that you acquired pursuant to a dividend reinvestment plan. You may also pay a pro rata share of brokerage commissions incurred in connection with open-market purchases pursuant to the Fund’s Dividend Reinvestment Plan. See “Dividend Reinvestment Plan” in
the accompanying Prospectus.

Sales Load [Percent]	[1]	1.00%
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]		0.11%
Annual Expenses [Table Text Block]
Annual Expenses

Percentage of Net Assets Attributable to Common Shares (reflecting leverage attributable preferred shares and to reverse repurchase agreements)
Management Fees (1)	0.80%
Dividend Cost on Preferred Shares (2)	0.01%
Interest Payments on Borrowed Funds (3)	2.06%
Other Expenses (4)	0.05%
Total Annual Fund Operating Expenses (5)	2.92%
1
Management Fees include fees payable to the Investment Manager for advisory services and for supervisory, administrative and other services. The Fund pays for the advisory, supervisory and administrative services it requires under what is essentially an all-in fee structure (the “unified management fee”). Pursuant to an investment management agreement,
PIMCO is paid a Management Fee of 0.76% of the Fund’s average daily net assets (including daily net assets attributable to any preferred shares of the Fund that may be outstanding).
The Fund (and not PIMCO) will be responsible for certain fees and expenses, which are reflected in the table above, that are not covered by the unified management fee under the investment management agreement. Please see “Management of the Fund - Investment Management Agreement” in the accompanying Prospectus for an explanation of the unified management fee.
2
Reflects the Fund’s preferred shares averaged over the fiscal year ended June 30, 2024, which represented 0.21% of the Fund’s total average managed assets (including the liquidation preference of outstanding preferred shares and assets attributable to reverse repurchase agreements) as of that date, at an annual dividend cost to the Fund of 4.26%. The Fund purchased the bulk of its preferred shares in a tender offer completed in April 2024 and redeemed its remaining preferred shares between November 4, 2024 and November 8, 2024.
The Fund has no preferred shares outstanding as of the date of this prospectus supplement.
3
Reflects the Fund's use of leverage in the form of reverse repurchase agreements averaged over the fiscal year ended June 30, 2024, which represented 14.59% of the Fund's average total managed assets, (including assets attributable to reverse repurchase agreements), at an annual interest rate cost to the Fund of 5.80%, which is the weighted average interest rate cost during the fiscal year ended June 30, 2024. See “Use of Leverage - Effects of Leverage” in the accompanying prospectus. The actual amount of interest expense borne by the
Fund will vary over time in accordance with the level of the Fund's use of reverse repurchase agreements, dollar rolls and/or borrowings and variations in market interest rates.
Borrowing expense is required to be treated as an expense of the Fund for accounting purposes. Any associated income or gains (or losses) realized from leverage obtained through such instruments is not reflected in the Annual Expenses table above, but would be reflected in the Fund's performance results.
4
“Other Expenses” are estimated for the Fund’s current fiscal year ending June 30, 2025.
5
“Dividend Cost on Preferred Shares”, including distributions on preferred shares, and “Interest Payments on Borrowed Funds” are borne by the Fund separately from management fees paid to PIMCO. Excluding these expenses, Total Annual Fund Operating Expenses are 0.85%. Excluding only distributions on preferred shares of 0.01%, Total Annual Fund Operating
Expenses are 2.91%.

Management Fees [Percent]	[3]	0.80%
Interest Expenses on Borrowings [Percent]	[4]	2.06%
Dividend Expenses on Preferred Shares [Percent]	[5]	0.01%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[6]	0.05%
Total Annual Expenses [Percent]	[7]	2.92%
Expense Example [Table Text Block]
Example
The following example illustrates the expenses that you would pay on a $1,000 investment in Common Shares of the Fund (including an assumed total sales load or commission of 1.00% and the other estimated costs of this offering to be borne by the Common Shareholders of 0.11%), assuming (1) that the Fund’s net assets do not increase or decrease, (2) that the Fund incurs total annual expenses of 2.92% of net assets attributable to Common Shares in years 1 through 10 (assuming assets attributable outstanding preferred shares and to reverse repurchase agreements representing 14.80% of the Fund's average total managed assets) and (3) a 5% annual return
(1)
:

	1 Year	3 Years	5 Years	10 Years
Total Expenses Incurred	$31	$94	$159	$335
1
The example above should not be considered a representation of future expenses. Actual expenses may be higher or lower than those shown. The example assumes that the estimated
Interest Payments on Borrowed Funds, Dividend Cost on Preferred Shares and Other Expenses set forth in the Annual Expenses table are accurate, that the rate listed under Total
Annual Expenses remains the same each year and that all dividends and distributions are reinvested at NAV. Actual expenses may be greater or less than those assumed. Moreover, the
Fund’s actual rate of return may be greater or less than the hypothetical 5% annual return shown in the example.

Expense Example, Year 01	[8]	$ 31
Expense Example, Years 1 to 3	[8]	94
Expense Example, Years 1 to 5	[8]	159
Expense Example, Years 1 to 10	[8]	$ 335
Purpose of Fee Table , Note [Text Block]
The following table is intended to assist investors in understanding the fees and expenses (annualized) that an investor in Common Shares of the
Fund would bear, directly or indirectly, as a result of an offering. The table reflects the use of leverage attributable to the Fund's outstanding preferred shares and reverse repurchase agreements averaged over the fiscal year ended June 30, 2024 in an amount equal to 14.80% of the Fund's average total managed assets, including the assets attributable to such leverage (or 17.37% of the Fund's average net assets attributable to Common Shares)
and shows Fund expenses as a percentage of net assets attributable to Common Shares. The percentage above does not reflect the Fund’s use of other forms of economic leverage, such as credit default swaps or other derivative instruments. The table and example below are based on the Fund's capital structure as of June 30, 2024. The extent of the Fund’s assets attributable to leverage following an offering, and the Fund’s associated expenses, are likely to vary (perhaps significantly) from these assumptions.

Basis of Transaction Fees, Note [Text Block]		as a percentage of offering price
Other Expenses, Note [Text Block]		“Other Expenses” are estimated for the Fund’s current fiscal year ending June 30, 2025.
Management Fee not based on Net Assets, Note [Text Block]
Management Fees include fees payable to the Investment Manager for advisory services and for supervisory, administrative and other services. The Fund pays for the advisory, supervisory and administrative services it requires under what is essentially an all-in fee structure (the “unified management fee”). Pursuant to an investment management agreement,
PIMCO is paid a Management Fee of 0.76% of the Fund’s average daily net assets (including daily net assets attributable to any preferred shares of the Fund that may be outstanding).
The Fund (and not PIMCO) will be responsible for certain fees and expenses, which are reflected in the table above, that are not covered by the unified management fee under the investment management agreement. Please see “Management of the Fund - Investment Management Agreement” in the accompanying Prospectus for an explanation of the unified management fee.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Investment Objectives
The Fund seeks high current income as a primary objective and capital appreciation as a secondary objective.
Investment Strategy
The Fund seeks to achieve its investment objectives by utilizing a dynamic asset allocation strategy among multiple fixed income sectors in the global credit markets, which may include corporate debt (including, among other things, fixed-, variable- and floating-rate bonds, loans (including, but not limited to, bank and/or other syndicated loans and non-syndicated (private direct) loans), convertible securities and stressed debt securities issued by
U.S. or foreign (non-U.S.) corporations or other business entities, including emerging market issuers), mortgage-related and other asset-backed securities, government and sovereign debt, taxable municipal bonds and other fixed-, variable- and floating-rate income-producing securities of
U.S. and foreign issuers, including emerging market issuers. Aiming to identify securities that provide high current income and/or capital appreciation, the Fund focuses on duration management, credit quality analysis, risk management techniques and broad diversification among issuers, industries and sectors as well as other risk management techniques designed to manage default risk. The Fund may invest in investment grade debt securities and below investment grade debt securities (commonly referred to as “high yield” securities or “junk bonds”), including securities of stressed, distressed and defaulted issuers. The types of securities and instruments in which the Fund may invest are summarized under “Portfolio Contents --
Principal Investments” in the accompanying Prospectus. The Fund cannot assure you that it will achieve its investment objectives or that the Fund's investment program will be successful, and you could lose all of your investment in the Fund.

Risk Factors [Table Text Block]
Risks
Investment in the Fund’s Common Shares involves substantial risks arising from, among other strategies, the Fund’s ability to invest in debt instruments that are, at the time of purchase, rated below investment grade (below Baa3 by Moody’s Investors Service, Inc. or below BBB- by either
S&P Global Ratings or Fitch Ratings, Inc.) or unrated but determined by Pacific Investment Management Company LLC (“PIMCO” or the “Investment
Manager”) to be of comparable quality, the Fund’s exposure to foreign (including emerging markets) securities and currencies and to mortgage-related and other asset-backed securities, and the Fund’s use of leverage. Debt securities of below investment grade quality are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and to repay principal, and are commonly referred to as
“high yield” securities or “junk bonds.” The Fund’s exposure to foreign securities and currencies, and particularly to emerging markets securities and currencies, involves special risks, including foreign currency risk and the risk that the securities may decline in response to unfavorable political and legal developments, unreliable or untimely information or economic and financial instability. Mortgage-related and other asset-backed securities are subject to extension and prepayment risk and often have complicated structures that make them difficult to value. Because of the risks associated with investing in high yield securities, foreign (including emerging markets) securities (and related exposure to foreign currencies) and mortgage-related and other asset-backed securities, and using leverage, an investment in the Fund should be considered speculative. The sale of
Common Shares by the Fund (or the perception that such sales may occur), particularly if sold at a discount to the then-current market price of the
Common Shares, may have an adverse effect on the market price of the Common Shares.
Before investing in the Common Shares, you should read the discussion of the principal risks of investing in the Fund in “Principal Risks of the Fund”
in the accompanying Prospectus. Certain of these risks are summarized in “Prospectus Summary-Principal Risks of the Fund” in the accompanying
Prospectus. The Fund cannot assure you that it will achieve its investment objectives, and you could lose all of your investment in the Fund.

Share Price [Table Text Block]
Market and Net Asset Value Information
The following table sets forth, for each of the periods indicated, the high and low closing market prices of the Fund’s Common Shares on the NYSE, the high and low NAV per Common Share and the high and low premium/discount to NAV per Common Share. See “Net Asset Value” in the
accompanying Prospectus for information as to how the Fund’s NAV is determined.

	Common share market price (1)		Common share net asset value		Premium (discount) as a % of net asset value
Quarter	High	Low	High	Low	High	Low
Quarter ended March 31, 2025	$4.98	$4.85	$4.73	$4.65	5.52%	2.97%
Quarter ended December 31, 2024	$5.16	$4.85	$4.76	$4.69	8.63%	2.97%
Quarter ended September 30, 2024	$5.00	$4.76	$4.75	$4.55	6.81%	3.46%
Quarter ended June 30, 2024	$5.00	$4.63	$4.66	$4.55	7.53%	1.54%
Quarter ended March 31, 2024	$5.01	$4.79	$4.68	$4.58	8.24%	4.59%
Quarter ended December 31, 2023	$4.99	$4.16	$4.65	$4.26	7.54%	(2.35)%
Quarter ended September 30, 2023	$5.13	$4.42	$4.52	$4.38	14.51%	0.91%
Quarter ended June 30, 2023	$5.00	$4.64	$4.59	$4.49	10.38%	3.11%
Quarter ended March 31, 2023	$5.35	$4.71	$4.81	$4.54	12.53%	1.94%
Quarter ended December 31, 2022	$5.05	$4.58	$4.71	$4.55	7.91%	0.44%
Quarter ended September 30, 2022	$5.37	$4.64	$4.96	$4.63	9.40%	(0.22)%
1
Such prices reflect inter-dealer prices, without retail mark-up, mark-down or commission and may not represent actual transactions.
The Fund’s NAV per Common Share at the close of business on March 31, 2025 was $4.65 and the last reported sale price of a Common Share on the NYSE on that day was $4.89, representing a 5.16% premium to such NAV.
As of March 31, 2025, the net assets of the Fund attributable to
Common Shares were $795,134,667 and the Fund had outstanding 171,030,439 Common Shares.

Share Prices Not Actual Transactions [Text Block]		Such prices reflect inter-dealer prices, without retail mark-up, mark-down or commission and may not represent actual transactions.
Common Shares [Member]
General Description of Registrant [Abstract]
Lowest Price or Bid	[9]			$ 4.85	$ 4.85	$ 4.76	$ 4.63	$ 4.79	$ 4.16	$ 4.42	$ 4.64	$ 4.71	$ 4.58	$ 4.64
Highest Price or Bid	[9]			4.98	5.16	5	5	5.01	4.99	5.13	5	5.35	5.05	5.37
Lowest Price or Bid, NAV				4.65	4.69	4.55	4.55	4.58	4.26	4.38	4.49	4.54	4.55	4.63
Highest Price or Bid, NAV				$ 4.73	$ 4.76	$ 4.75	$ 4.66	$ 4.68	$ 4.65	$ 4.52	$ 4.59	$ 4.81	$ 4.71	$ 4.96
Highest Price or Bid, Premium (Discount) to NAV [Percent]				5.52%	8.63%	6.81%	7.53%	8.24%	7.54%	14.51%	10.38%	12.53%	7.91%	9.40%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]				2.97%	2.97%	3.46%	1.54%	4.59%	(2.35%)	0.91%	3.11%	1.94%	0.44%	(0.22%)
Share Price			$ 4.89	$ 4.89
NAV Per Share			$ 4.65	$ 4.65
Latest Premium (Discount) to NAV [Percent]			5.16%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Common Shares
Outstanding Security, Held [Shares]			171,030,439

[1]	Represents the maximum commission with respect to the Common Shares being sold in this offering that the Fund may pay to JonesTrading in connection with sales of Common Shares effected by JonesTrading in this offering. This is the only sales load to be paid in connection with this offering. There is no guarantee that there will be any sales of Common Shares pursuant to this Prospectus Supplement and the accompanying Prospectus. Actual sales of Common Shares under this Prospectus Supplement and the accompanying Prospectus, if any, may be less than as set forth in this table. In addition, the price per share of any such sale may be greater or less than the price set forth in this table, depending on the market price of the Common Shares at the time of any such sale.
[2]	You will pay brokerage charges if you direct your broker or the plan agent to sell your Common Shares that you acquired pursuant to a dividend reinvestment plan. You may also pay a pro rata share of brokerage commissions incurred in connection with open-market purchases pursuant to the Fund’s Dividend Reinvestment Plan. See “Dividend Reinvestment Plan” in the accompanying Prospectus.
[3]	Management Fees include fees payable to the Investment Manager for advisory services and for supervisory, administrative and other services. The Fund pays for the advisory, supervisory and administrative services it requires under what is essentially an all-in fee structure (the “unified management fee”). Pursuant to an investment management agreement, PIMCO is paid a Management Fee of 0.76% of the Fund’s average daily net assets (including daily net assets attributable to any preferred shares of the Fund that may be outstanding). The Fund (and not PIMCO) will be responsible for certain fees and expenses, which are reflected in the table above, that are not covered by the unified management fee under the investment management agreement. Please see “Management of the Fund - Investment Management Agreement” in the accompanying Prospectus for an explanation of the unified management fee.
[4]	Reflects the Fund's use of leverage in the form of reverse repurchase agreements averaged over the fiscal year ended June 30, 2024, which represented 14.59% of the Fund's average total managed assets, (including assets attributable to reverse repurchase agreements), at an annual interest rate cost to the Fund of 5.80%, which is the weighted average interest rate cost during the fiscal year ended June 30, 2024. See “Use of Leverage - Effects of Leverage” in the accompanying prospectus. The actual amount of interest expense borne by the Fund will vary over time in accordance with the level of the Fund's use of reverse repurchase agreements, dollar rolls and/or borrowings and variations in market interest rates. Borrowing expense is required to be treated as an expense of the Fund for accounting purposes. Any associated income or gains (or losses) realized from leverage obtained through such instruments is not reflected in the Annual Expenses table above, but would be reflected in the Fund's performance results.
[5]	Reflects the Fund’s preferred shares averaged over the fiscal year ended June 30, 2024, which represented 0.21% of the Fund’s total average managed assets (including the liquidation preference of outstanding preferred shares and assets attributable to reverse repurchase agreements) as of that date, at an annual dividend cost to the Fund of 4.26%. The Fund purchased the bulk of its preferred shares in a tender offer completed in April 2024 and redeemed its remaining preferred shares between November 4, 2024 and November 8, 2024. The Fund has no preferred shares outstanding as of the date of this prospectus supplement.
[6]	“Other Expenses” are estimated for the Fund’s current fiscal year ending June 30, 2025.
[7]	“Dividend Cost on Preferred Shares”, including distributions on preferred shares, and “Interest Payments on Borrowed Funds” are borne by the Fund separately from management fees paid to PIMCO. Excluding these expenses, Total Annual Fund Operating Expenses are 0.85%. Excluding only distributions on preferred shares of 0.01%, Total Annual Fund Operating Expenses are 2.91%.
[8]	The example above should not be considered a representation of future expenses. Actual expenses may be higher or lower than those shown. The example assumes that the estimated Interest Payments on Borrowed Funds, Dividend Cost on Preferred Shares and Other Expenses set forth in the Annual Expenses table are accurate, that the rate listed under Total Annual Expenses remains the same each year and that all dividends and distributions are reinvested at NAV. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% annual return shown in the example.
[9]	Such prices reflect inter-dealer prices, without retail mark-up, mark-down or commission and may not represent actual transactions.